Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of summary of option activity
	2016
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	61,120	$15.65
Granted	—	—
Exercised	(13,532)	15.65
Forfeited or expired	(100)	15.65

Outstanding, end of year	47,488	$15.65	5.25	$681,453

Exercisable, end of year	25,653	$15.65	5.25	$368,121

	2015
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	85,835	$15.65
Granted	—	—
Exercised	(24,715)	15.65
Forfeited or expired	—	—

Outstanding, end of year	61,120	$15.65	6.25	$649,706

Exercisable, end of year	19,035	$15.65	6.25	$202,342

Schedule of summary of the status of nonvested shares
	December 31, 2016
	Shares	Weighted- Average Grant- Date Fair Value

Nonvested, beginning of year	42,085	$4.34
Granted	—	—
Vested	(20,150)	4.34
Forfeited	(100)	4.34

Nonvested, end of year	21,835	$4.34

	December 31, 2015
	Shares	Weighted- Average Grant- Date Fair Value

Nonvested, beginning of year	62,235	$4.34
Granted	—	—
Vested	(20,150)	4.34
Forfeited	—	—

Nonvested, end of year	42,085	$4.34